Retirement Benefit and Other Post-retirement Obligations - Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65 (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
UK [member]
Disclosure of defined benefit plans [line items]
Male	23 years 7 months 6 days	23 years 6 months
Female	25 years 8 months 12 days	25 years 7 months 6 days
Male	25 years 8 months 12 days	25 years 6 months
Female	27 years 10 months 25 days	27 years 9 months 18 days
United States [member]
Disclosure of defined benefit plans [line items]
Male	20 years 9 months 18 days	21 years 2 months 12 days
Female	22 years 9 months 18 days	23 years 2 months 12 days
Male	22 years 6 months	22 years 10 months 25 days
Female	24 years 4 months 24 days	24 years 10 months 25 days